Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Financial Instruments [Abstract]
Financial assets at fair value

	JPY (millions) As of March 31, 2019
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥168,732	¥—	¥—	¥—	¥168,732
Derivative financial instruments	—	—	4,590	3,725	—	8,315
Investments in convertible notes	—	—	9,865	—	—	9,865
Investments in debt securities	—	—	1,608	—	—	1,608
Total	¥—	¥168,732	¥16,063	¥3,725	¥—	¥188,520

Financial assets not measured at fair value
Other financial assets -
Other	¥26,493	¥—	¥—	¥—	¥—	¥26,493
Trade and other receivables	741,907	—	—	—	—	741,907
Cash and cash equivalents	702,093	—	—	—	—	702,093
Total	¥1,470,493	¥—	¥—	¥—	¥—	¥1,470,493

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥7,120	¥1,625	¥—	¥8,745
Financial liabilities associated with contingent consideration arrangements	—	—	67,294	—	—	67,294
Other	—	—	8,057	—	—	8,057
Total	¥—	¥—	¥82,471	¥1,625	¥—	¥84,096

Financial liabilities not measured at fair value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥179,411	¥179,411
Other	—	—	—	—	23,908	23,908
Trade and other payables	—	—	—	—	327,394	327,394
Bonds and loans	—	—	—	—	5,750,951	5,750,951
Total	¥—	¥—	¥—	¥—	¥6,281,664	¥6,281,664

	JPY (millions) As of March 31, 2020
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥127,455	¥—	¥—	¥—	¥127,455
Derivative financial instruments	—	—	25,509	120	—	25,629
Investments in convertible notes	—	—	9,418	—	—	9,418
Investments in debt securities	—	—	1,029	—	—	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	—	—	92,516
Total	¥—	¥127,455	¥128,472	¥120	¥—	¥256,047

Financial assets not measured at fair value
Other financial assets -
Other	¥21,896	¥—	¥—	¥—	¥—	¥21,896
Trade and other receivables	757,005	—	—	—	—	757,005
Cash and cash equivalents	637,614	—	—	—	—	637,614
Total	¥1,416,515	¥—	¥—	¥—	¥—	¥1,416,515

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,673	¥38,916	¥—	¥52,589
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	—	—	41,664
Other	—	—	9,057	—	—	9,057
Total	¥—	¥—	¥64,394	¥38,916	¥—	¥103,310

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥369,459	¥369,459
Other	—	—	—	—	22,066	22,066
Trade and other payables	—	—	—	—	318,816	318,816
Bonds and loans	—	—	—	—	5,093,304	5,093,304
Total	¥—	¥—	¥—	¥—	¥5,803,645	¥5,803,645

Financial liabilities at fair value

	JPY (millions) As of March 31, 2019
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥168,732	¥—	¥—	¥—	¥168,732
Derivative financial instruments	—	—	4,590	3,725	—	8,315
Investments in convertible notes	—	—	9,865	—	—	9,865
Investments in debt securities	—	—	1,608	—	—	1,608
Total	¥—	¥168,732	¥16,063	¥3,725	¥—	¥188,520

Financial assets not measured at fair value
Other financial assets -
Other	¥26,493	¥—	¥—	¥—	¥—	¥26,493
Trade and other receivables	741,907	—	—	—	—	741,907
Cash and cash equivalents	702,093	—	—	—	—	702,093
Total	¥1,470,493	¥—	¥—	¥—	¥—	¥1,470,493

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥7,120	¥1,625	¥—	¥8,745
Financial liabilities associated with contingent consideration arrangements	—	—	67,294	—	—	67,294
Other	—	—	8,057	—	—	8,057
Total	¥—	¥—	¥82,471	¥1,625	¥—	¥84,096

Financial liabilities not measured at fair value
Other financial liabilities -
Finance leases	¥—	¥—	¥—	¥—	¥179,411	¥179,411
Other	—	—	—	—	23,908	23,908
Trade and other payables	—	—	—	—	327,394	327,394
Bonds and loans	—	—	—	—	5,750,951	5,750,951
Total	¥—	¥—	¥—	¥—	¥6,281,664	¥6,281,664

	JPY (millions) As of March 31, 2020
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥127,455	¥—	¥—	¥—	¥127,455
Derivative financial instruments	—	—	25,509	120	—	25,629
Investments in convertible notes	—	—	9,418	—	—	9,418
Investments in debt securities	—	—	1,029	—	—	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	—	—	92,516
Total	¥—	¥127,455	¥128,472	¥120	¥—	¥256,047

Financial assets not measured at fair value
Other financial assets -
Other	¥21,896	¥—	¥—	¥—	¥—	¥21,896
Trade and other receivables	757,005	—	—	—	—	757,005
Cash and cash equivalents	637,614	—	—	—	—	637,614
Total	¥1,416,515	¥—	¥—	¥—	¥—	¥1,416,515

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,673	¥38,916	¥—	¥52,589
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	—	—	41,664
Other	—	—	9,057	—	—	9,057
Total	¥—	¥—	¥64,394	¥38,916	¥—	¥103,310

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥369,459	¥369,459
Other	—	—	—	—	22,066	22,066
Trade and other payables	—	—	—	—	318,816	318,816
Bonds and loans	—	—	—	—	5,093,304	5,093,304
Total	¥—	¥—	¥—	¥—	¥5,803,645	¥5,803,645

Fair value measurement of assets

	JPY (millions) For the Year Ended March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥4,590	¥—	¥4,590
Investment in convertible notes	—	—	9,865	9,865
Investment in debt securities	—	—	1,608	1,608
Derivatives for which hedge accounting is applied	—	3,725	—	3,725
Financial assets measured at fair value through OCI
Equity instruments	119,907	—	48,825	168,732
Total	¥119,907	¥8,315	¥60,298	¥188,520

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥7,120	¥—	¥7,120
Financial liabilities associated with contingent consideration arrangements	—	—	67,294	67,294
Other	—	—	8,057	8,057
Derivative for which hedge accounting is applied	—	1,625	—	1,625
Total	¥—	¥8,745	¥75,351	¥84,096

	JPY (millions) For the Year Ended March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥25,509	¥—	¥25,509
Investment in convertible notes	—	—	9,418	9,418
Investment in debt securities	—	—	1,029	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	92,516
Derivatives for which hedge accounting is applied	—	120	—	120
Financial assets measured at fair value through OCI
Equity instruments	79,218	—	48,237	127,455
Total	¥79,218	¥25,629	¥151,200	¥256,047

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥13,673	¥—	¥13,673
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	41,664
Other	—	—	9,057	9,057
Derivative for which hedge accounting is applied	—	38,916	—	38,916
Total	¥—	¥52,589	¥50,721	¥103,310

Fair value measurement of liabilities

	JPY (millions) For the Year Ended March 31
	2019	2020
	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the period	¥40,213	¥—	¥48,825
Acquisitions through business combinations	5,687	—	—
Recognition of financial assets associated with contingent consideration arrangements	—	83,245	—
Changes recognized as finance income	—	3,478	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	—	5,652	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(4,304)	141	15,157
Purchases	7,031	—	7,187
Sales	(1,844)	—	(191)
Transfers to Level 1	(111)	—	(17,334)
Acquisition from conversion of convertible notes	2,153	—	273
Transfers from investments accounted for using the equity method	—	—	199
Transfers to investments accounted for using the equity method	—	—	(5,879)
As of the end of the period	¥48,825	¥92,516	¥48,237

	JPY (millions) For the Year Ended March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥4,590	¥—	¥4,590
Investment in convertible notes	—	—	9,865	9,865
Investment in debt securities	—	—	1,608	1,608
Derivatives for which hedge accounting is applied	—	3,725	—	3,725
Financial assets measured at fair value through OCI
Equity instruments	119,907	—	48,825	168,732
Total	¥119,907	¥8,315	¥60,298	¥188,520

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥7,120	¥—	¥7,120
Financial liabilities associated with contingent consideration arrangements	—	—	67,294	67,294
Other	—	—	8,057	8,057
Derivative for which hedge accounting is applied	—	1,625	—	1,625
Total	¥—	¥8,745	¥75,351	¥84,096

	JPY (millions) For the Year Ended March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥25,509	¥—	¥25,509
Investment in convertible notes	—	—	9,418	9,418
Investment in debt securities	—	—	1,029	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	92,516
Derivatives for which hedge accounting is applied	—	120	—	120
Financial assets measured at fair value through OCI
Equity instruments	79,218	—	48,237	127,455
Total	¥79,218	¥25,629	¥151,200	¥256,047

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥13,673	¥—	¥13,673
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	41,664
Other	—	—	9,057	9,057
Derivative for which hedge accounting is applied	—	38,916	—	38,916
Total	¥—	¥52,589	¥50,721	¥103,310
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2019		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,196,365	¥3,323,592	¥3,204,965	¥3,351,400
Long-term loans	2,054,584	2,058,929	1,883,325	1,876,613

Sensitivity analysis - effect on fair value of contingent consideration
For other Level 3 financial assets, there are no significant changes in fair value during the changes in certain assumptions which influence the fair value measurement.

		JPY (millions)
	Change in assumption	Impact
Forecast Xiidra sales	Increase by 5%	¥13,015
	Decrease by 5%	(17,137)
Discount rate	Increase by 0.5%	(4,013)
	Decrease by 0.5%	4,230
The following sensitivity analysis represents effect on the fair value of financial liabilities associated with contingent consideration arrangements from changes in major assumptions:

		JPY (millions) As of March 31
		2019	2020
Probability of technical milestones being achieved for Shire’s historical contingent consideration arrangements	Increase by 5%	¥3,629	¥4,051
	Decrease by 5%	(3,629)	(4,051)
Discount rate	Increase by 0.5%	(1,598)	(1,367)
	Decrease by 0.5%	1,598	1,367

Fair value of contingent consideration classified as Level 3s
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy.

	JPY (millions) For the Year Ended March 31
	2019	2020
As of the beginning of the year	¥30,569	¥67,294
Additions arising from business combinations (Note 31)	48,599	—
Changes in the fair value during the period	(2,223)	(8,094)
Settled and paid during the period	(7,734)	(15,253)
Settled during the period and reclassified to other payables	(1,648)	(95)
Foreign currency translation differences	(146)	(1,426)
Other	(123)	(762)
As of the end of the year	¥67,294	¥41,664

	JPY (millions) As of March 31
	2019	2020
Payment term (undiscounted)
Within one year	¥17,348	¥4,610
Between one and three years	18,988	9,918
Between three and five years	9,222	5,014
More than five years	51,737	45,229

Derivative assets and liabilities

	JPY (millions) For the Year Ended March 31, 2019
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥219,580	¥—	¥544
United States Dollar	200,571	—	(2,145)
Other	722	—	(2)
Buying:
Euro	357,550	—	(4,156)
United States Dollar	227,262	—	3,254
Currency swaps:
Buying:
United States Dollar	123,993	123,959	2,621
Currency collar options:
Russian Ruble	11,463	—	(9)
Brazilian Real	13,507	—	(15)

	JPY (millions) For the Year Ended March 31, 2020
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥15,478	¥—	¥(93)
United States Dollar	212,638	—	2,764
Buying:
Euro	111,249	—	(3,845)
United States Dollar	423,060	—	(8,095)
Currency swaps:
Buying:
United States Dollar	123,959	123,924	(473)
Currency collar options:
Russian Ruble	10,124	—	(89)
Brazilian Real	6,753	—	(63)
Indian Rupee	1,258	—	(1)

	JPY (millions) As of March 31, 2019
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(362)	¥—
Forward interest rate	33	—
Currency and interest risk
Currency and interest rate swaps	(109)	1,412
Currency risk
Hedge related to acquisition	3,397	—
Net investment hedges
Foreign currency denominated bonds and loans	7,969	—

	JPY (millions) As of and for the year ended March 31, 2019
	Amounts recognized in OCI		Amounts reclassified to goodwill		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥(2,177)	¥—	¥—	¥—	¥845	¥—	Financial expenses
Forward interest rate	—	—	—	—	53	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	7,204	627	—	—	(7,261)	(908)	Financial income and Financial expenses
Currency risk
Hedge related to acquisition	(33,090)	(4,715)	35,773	4,715	—	—
Net investment hedges
Foreign currency denominated bonds and loans	(8,488)	—	—	—	—	—
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2020:

		JPY (millions) As of March 31, 2020
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	60,000 million JPY	¥—	¥223	Other financial liabilities	0.68%
	575 million USD	—	7,081	Other financial liabilities	2.83%
Forward interest rate	2,000 million USD	—	28,642	Other financial liabilities	1.81%
	1,500 million EUR	33	2,410	Other financial asset /liabilities	0.13%
Currency and interest risk
Currency and interest rate swaps	1,125 million USD	87	560	Other financial asset /liabilities	109.97 JPY 0.03%
Net investment hedges
Foreign currency denominated bonds and loans	12,415 million USD	—	1,347,047	Bonds and loans
	10,552 million EUR	—	1,257,492	Bonds and loans

	JPY (millions) As of March 31, 2020
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(5,070)	¥—
Forward interest rate	(21,488)	—
Currency and interest risk
Currency and interest rate swaps	266	555
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	71,795	—

	JPY (millions) As of and for the year ended March 31, 2020
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥(7,409)	¥—	¥627	¥—	Financial expenses
Forward interest rate	(31,022)	—	21	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	568	(344)	(28)	(890)	Financial income and Financial expenses
Currency risk
Hedge related to acquisition	237	—	—	—
Net investment hedges
Foreign currency denominated bonds and loans	(72,854)	—	—	—
The following summarizes interest and cross currency interest rate swaps designated as cash flow hedges for the years ended March 31:

	JPY (millions) For the Year Ended March 31
	Notional amount	More than one year	Fair value
2019	¥308,078	¥248,078	¥2,100
2020	640,205	184,450	(38,796)
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedge cost reserve to profit or loss as of and for the year ended March 31, 2019:

		JPY (millions) As of March 31, 2019
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	120,000 million JPY	¥—	¥917	Other financial liabilities	0.66%
	575 million USD	396	—	Other financial assets	2.83%
Currency and interest risk
Currency and interest rate swaps	1,125 million USD	3,329	708	Other financial assets /liabilities	109.97 JPY 0.03%
Net investment hedges
Foreign currency denominated bonds and loans	12,881 million USD	—	1,425,116	Bonds and loans
	10,540 million EUR	—	1,308,686	Bonds and loans

Carrying amount of trade receivables categorized by due date and analysis of impairment loss allowance
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2019 and 2020:

	JPY (millions) except for percentage As of March 31, 2019
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥613,062	¥17,244	¥7,441	¥5,968	¥14,336	¥2,948	¥660,999
Impairment loss allowance	(2,350)	(27)	(24)	(99)	(477)	(341)	(3,318)
Net carrying amount	610,712	17,217	7,417	5,869	13,859	2,607	657,681
Weighted average loss rate (%)	0.4%	0.2%	0.3%	1.7%	3.3%	11.6%	0.5%

	JPY (millions) except for percentage As of March 31, 2020
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥626,334	¥15,341	¥8,635	¥5,692	¥12,010	¥7,893	¥675,905
Impairment loss allowance	(748)	(316)	(168)	(198)	(438)	(3,329)	(5,197)
Net carrying amount	625,586	15,025	8,467	5,494	11,572	4,564	670,708
Weighted average loss rate (%)	0.1%	2.1%	1.9%	3.5%	3.6%	42.2%	0.8%

Increase or decrease in loss allowance for trade receivables
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2019 and 2020. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2018	¥3,661	¥5,158	¥8,819
Increases	1,305	2,243	3,548
Decreases (written off)	(2,716)	(5,257)	(7,973)
Decreases (reversed)	(942)	(208)	(1,150)
Reclassification to assets held for sale	(36)	—	(36)
Foreign currency translation differences	119	(9)	110
As of March 31, 2019	¥1,391	¥1,927	¥3,318
Increases	2,061	2,275	4,336
Decreases (written off)	(908)	(302)	(1,210)
Decreases (reversed)	(617)	(329)	(946)
Foreign currency translation differences	(257)	(44)	(301)
As of March 31, 2020	¥1,670	¥3,527	¥5,197

Financial liabilities by maturity - derivatives
The amounts disclosed as of March 31, 2019 and 2020 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2019 and 2020.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2019
Bonds and loans
Bonds	¥3,196,365	¥3,790,239	¥507,158	¥572,336	¥625,401	¥358,700	¥490,302	¥1,236,342
Loans	2,554,586	2,780,332	603,589	152,453	75,627	190,754	787,720	970,189

Trade and other payables	327,394	327,394	327,394	—	—	—	—	—
Finance leases	179,411	333,133	6,925	8,996	9,360	9,575	9,807	288,470
Derivative liabilities	8,745	7,106	7,246	(301)	161	—	—	—
Derivative assets	(8,315)	(30,902)	(8,090)	(2,983)	(2,576)	(2,633)	(2,816)	(11,804)

As of March 31, 2020
Bonds and loans
Bonds	¥3,204,965	¥3,728,427	¥551,728	¥621,138	¥354,268	¥489,171	¥544,236	¥1,167,886
Loans	1,888,339	1,984,005	137,812	55,478	170,844	677,391	59,424	883,056

Trade and other payables	318,816	318,816	318,816	—	—	—	—	—
Lease liabilities	369,459	545,688	41,084	40,623	33,085	30,407	28,747	371,742
Derivative liabilities	52,589	48,806	44,255	1,396	804	695	510	1,146
Derivative assets	(25,629)	(10,059)	(5,433)	(551)	(562)	(652)	(722)	(2,139)

Financial liabilities by maturity - non-derivatives
The amounts disclosed as of March 31, 2019 and 2020 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2019 and 2020.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2019
Bonds and loans
Bonds	¥3,196,365	¥3,790,239	¥507,158	¥572,336	¥625,401	¥358,700	¥490,302	¥1,236,342
Loans	2,554,586	2,780,332	603,589	152,453	75,627	190,754	787,720	970,189

Trade and other payables	327,394	327,394	327,394	—	—	—	—	—
Finance leases	179,411	333,133	6,925	8,996	9,360	9,575	9,807	288,470
Derivative liabilities	8,745	7,106	7,246	(301)	161	—	—	—
Derivative assets	(8,315)	(30,902)	(8,090)	(2,983)	(2,576)	(2,633)	(2,816)	(11,804)

As of March 31, 2020
Bonds and loans
Bonds	¥3,204,965	¥3,728,427	¥551,728	¥621,138	¥354,268	¥489,171	¥544,236	¥1,167,886
Loans	1,888,339	1,984,005	137,812	55,478	170,844	677,391	59,424	883,056

Trade and other payables	318,816	318,816	318,816	—	—	—	—	—
Lease liabilities	369,459	545,688	41,084	40,623	33,085	30,407	28,747	371,742
Derivative liabilities	52,589	48,806	44,255	1,396	804	695	510	1,146
Derivative assets	(25,629)	(10,059)	(5,433)	(551)	(562)	(652)	(722)	(2,139)

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Finance lease obligations	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2018	¥172,889	¥812,755	¥18	¥53,149	¥(180)	¥1,953	¥1,040,584
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	—	—	367,319	—	—	—	367,319
Proceeds from long-term loans	—	1,215,526	—	—	—	—	1,215,526
Proceeds from issuance of bonds	1,580,400	—	—	—	—	—	1,580,400
Repayments of obligations under finance lease	—	—	—	(1,741)	—	—	(1,741)
Interest paid	—	—	—	(4,643)	—	—	(4,643)
Acquisitions through business combinations	1,461,627	4,170	138,674	8,685	—	—	1,613,156
Non-cash items
Foreign exchange movement	(23,562)	21,955	(6,009)	1,281	—	—	(6,335)
Change in fair value	—	—	—	—	(3,149)	(1,245)	(4,394)
New and amended finance leases	—	—	—	118,037	—	—	118,037
Others	5,011	178	—	4,643	—	—	9,832
As of March 31, 2019	¥3,196,365	¥2,054,584	¥500,002	¥179,411	¥(3,329)	¥708	¥5,927,741

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2019	¥3,196,365	¥2,054,584	¥500,002	¥396,736	¥(3,329)	¥708	¥6,145,066
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	144,000	—	(495,223)	—	—	—	(351,223)
Proceeds from issuance of bonds	496,190	—	—	—	—	—	496,190
Repayments of long-term loans	—	(137,444)	—	—	—	—	(137,444)
Repayments of bonds	(563,613)	—	—	—	—	—	(563,613)
Repayments of lease liabilities	—	—	—	(30,000)	—	—	(30,000)
Interest paid	—	—	—	(11,834)	—	—	(11,834)
Non-cash items
Foreign exchange movement	(85,541)	(34,980)	235	(15,658)	—	—	(135,944)
Change in fair value	—	—	—	—	3,242	(148)	3,094
New and amended leases	—	—	—	18,381	—	—	18,381
Others	17,564	1,165	—	11,834	—	—	30,563
As of March 31, 2020	¥3,204,965	¥1,883,325	¥5,014	¥369,459	¥(87)	¥560	¥5,463,236